OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2022
OTHER CURRENT LIABILITIES [Abstract]
Other Current Liabilities
All figures in USD ‘000	June 30, 2022	December 31, 2021
Accrued Expenses	4,521	4,000
Other Liabilities	5,889	1,804
Deferred Revenues	1,342	2,757
Total as of	11,752	8,561